Revision of Previously-Issued Financial Statements - Additional Information (Detail) - Subsidiary [Member] - Loungefly [Member] - Subsequent Event [Member] - USD ($) $ in Millions	1 Months Ended
	Jul. 31, 2019	Jun. 30, 2019
Revision Of Previously Issued Financial Statements Disclosure [Line Items]
Underpayments to U.S. Customs		$ 7.8
Payment of underpayments to U.S. Customs	$ 7.8
Related to previously-issued consolidated financial statements [Member]
Revision Of Previously Issued Financial Statements Disclosure [Line Items]
Underpayments to U.S. Customs		$ 6.3